Document and Entity Information	Jul. 17, 2020
Cover [Abstract]
Entity Registrant Name	FRANKLIN RESOURCES INC
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0000038777
Document Type	8-K
Document Period End Date	Jul. 17, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-09318
Entity Tax Identification Number	13-2670991
Entity Address, Address Line One	One Franklin Parkway
Entity Address, City or Town	San Mateo
Entity Address, Postal Zip Code	94403
City Area Code	(650)
Local Phone Number	312-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	BEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false